Provisions for Legal Proceedings (Details) - Schedule of Breakdown Liabilities - Breakdown Liabilities [Member] - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Breakdown Liabilities [Line Items]
Current liabilities	$ 210,057	$ 197,440
Non-current liabilities	271,256	315,953
Total Liabilities	$ 481,313	$ 513,393